Subsequent Events	12 Months Ended
Sep. 30, 2017
Subsequent Events	12. Subsequent Events The Sponsor has evaluated events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
SPDR Long Dollar Gold Trust [Member]
Subsequent Events	12. Subsequent Events The Sponsor has evaluated events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
The Gold Trust [Member]
Subsequent Events	8. Subsequent Events The Sponsor has evaluated events through the issuance of the statement of financial condition and determined that no events have occurred that require disclosure.